SCHEDULE OF FORTH REPORTING REVENUE INFORMATION (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		$ 436	$ 497	$ 550
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		162	250	220
JAPAN
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		202	172	150
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total			40	165
KOREA, REPUBLIC OF
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		55
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	[1]	$ 17	$ 35	$ 15

[1]	No country represented is greater than 10% of the revenues as of the years presented, other than the countries presented above.